Rule 497(d)

               DEAN WITTER SELECT MUNICIPAL TRUST
 CALIFORNIA INTERMEDIATE LONG TERM PORTFOLIO SERIES 28 (INSURED)
             INSURED CALIFORNIA PORTFOLIO SERIES 62
                  NATIONAL PORTFOLIO SERIES 125

                    SUPPLEMENT TO PROSPECTUS
                     DATED JANUARY 16, 1996


          The sales charge in the secondary market will reflect different rates depending upon the maturities of the various underlying Securities as follows:

                         (as percent of bid  (as percent of
Time to Maturity          side evaluation)   Offering Price

Less than 1 year                       0%                0%
Over 1 year to 2 years             0.756%             0.75%
Over 2 years to 3 years            1.523%             1.50%
Over 3 years to 6 years            2.564%             2.50%
Over 6 years to 10 years           3.627%             3.50%
Over 10 years to 14 years          4.712%             4.50%
15 years and over                  5.820%             5.50%

     The prospectus included in the Registration Statement for Dean Witter Select Municipal Trust, California Intermediate Long
Term Portfolio Series 28 (Insured), Insured California Portfolio
Series 62 and National Portfolio Series 125 is hereby incorporated by reference.